Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	First Trust Exchange-Traded Fund
Entity Central Index Key	0001329377
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
C000257572 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest Bitcoin Strategy & Target Income ETF
Class Name	FT Vest Bitcoin Strategy & Target Income ETF
Trading Symbol	DFII
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FT Vest Bitcoin Strategy & Target Income ETF (the “Fund”) for the period of April 2, 2025 (commencement of investment operations) to December 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/DFII. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/DFII
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest Bitcoin Strategy & Target Income ETF	$64(1)	0.85%(2)
(1)	The Fund commenced investment operations on April 2, 2025. Had the Fund been in operation for a complete fiscal year, the cost of a $10,000 investment would have been higher.
(2)	Annualized.

Expenses Paid, Amount	$ 64	[1]
Expense Ratio, Percent	0.85%	[2]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned -0.63% for the period from the Fund’s inception on April 2, 2025 through December 31, 2025. The Fund underperformed its benchmark, the Bloomberg Bitcoin Index, which returned 0.82% for the same Period.
This underperformance was due to the following:
Fund Net Asset Value Performance Attributed to*:
Changes in Reference Asset	0.30%
Changes in other Variables	-0.29%
Expenses (pro-rated annual expense ratio)	-0.64%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the Fund’s Reference Asset. The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (April 2, 2025 to December 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of December 31, 2025)	Since Inception (4/2/25)
FT Vest Bitcoin Strategy & Target Income ETF	-0.63%
Bloomberg Bitcoin Index	0.82%
S&P 500® Index	21.85%

Performance Inception Date	Apr. 02, 2025
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/DFII for more recent performance information.
Net Assets	$ 18,633,284
Holdings Count | Holding	8
Advisory Fees Paid, Amount	$ 65,099
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of December 31, 2025)
Fund net assets	$18,633,284
Total number of portfolio holdings	8
Total advisory fee paid	$65,099
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of December 31, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	1.4%
Purchased Options	1,739.5%
Written Options	(1,642.5%)
Net Other Assets and Liabilities	1.6%
Total	100.0%

C000252251 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust WCM Developing World Equity ETF
Class Name	First Trust WCM Developing World Equity ETF
Trading Symbol	WCME
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust WCM Developing World Equity ETF (the “Fund”) for the year of January 1, 2025 to December 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/WCME. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/WCME
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust WCM Developing World Equity ETF	$113	0.96%(1)
(1)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.95%.
[3]
Expenses Paid, Amount	$ 113
Expense Ratio, Percent	0.96%	[3]
Extraordinary Expenses Footnote [Text Block]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.95%.
Expenses Excluding Extraordinary Expenses, Percent	0.95%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 35.20% for the 12 months ended December 31, 2025. The Fund outperformed its benchmark, the MSCI Emerging Markets Index, which returned 33.57% for the same Period.
This outperformance can be attributed to the following factors:
  Positive selection effect in the information technology sector. During the Period, the Fund’s information technology holdings delivered a total return of approximately 85%, materially higher than the 55% total return for the benchmark’s information technology constituents. The Fund’s strong performance in information technology was the result of several holdings across South Korea, Brazil, Taiwan, and North America.
  Positive selection effect in the health care sector. The Fund’s total health care return was approximately 36% for the Period, driven mainly by Malaysia and Israel. This performance was materially higher than the approximately 12% return in health care stocks for the benchmark.
  Positive selection effect in the communication services sector. This resulted from the Fund’s exposure to a Mexican cable operator which performed strongly during the Period.
  Positive allocation effect in the energy, utilities, and real estate sectors. The three were laggards during the Period and the Fund was underweight all three sectors relative to the benchmark.

The above-mentioned contributors were partly offset by the following detractors:
  Negative allocation effect and negative selection effect in the materials sector. This was the result of being underweight African, Mexican, and South American metals and mining companies during the Period.
  Negative selection effect in the consumer discretionary sector. An overweight to emerging market e-commerce companies, as well as other holdings in the Chinese consumer discretionary sector detracted from relative performance during the Period.
  Negative selection effect in the financials sector. The Fund’s financials holdings in Indonesia, India, and Singapore underperformed the benchmark’s financials sector performance, which was largely driven by strong returns in Latin America, South Korea, and China.
  Negative allocation effect in the health care sector. This resulted from an overweight position relative to the benchmark. Emerging market health care was a relatively weak performing sector overall during the Period.
  Negative allocation effect in the information technology sector. This resulted from an underweight position relative to the benchmark. Emerging market information technology was a strong performing sector during the Period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (March 31, 2020 to December 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of December 31, 2025)	1 Year	5 Year	Since Inception (3/31/20)
First Trust WCM Developing World Equity ETF	35.20%	4.22%	11.88%
MSCI Emerging Markets Index	33.57%	4.20%	11.82%

Performance Inception Date	Mar. 31, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/WCME for more recent performance information.
Net Assets	$ 17,725,401
Holdings Count | Holding	33
Advisory Fees Paid, Amount	$ 79,000
Investment Company Portfolio Turnover	62.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of December 31, 2025)
Fund net assets	$17,725,401
Total number of portfolio holdings	33
Total advisory fee paid	$79,000
Portfolio turnover rate	62%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of December 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	10.1%
SK hynix, Inc.	4.3%
Tencent Holdings Ltd.	4.0%
Teva Pharmaceutical Industries Ltd., ADR	4.0%
AIA Group Ltd.	3.9%
B3 S.A. - Brasil Bolsa Balcao	3.8%
Credicorp Ltd.	3.6%
ICICI Bank Ltd., ADR	3.2%
Bid Corp., Ltd.	3.2%
Hong Kong Exchanges & Clearing Ltd.	3.1%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	10.1%
SK hynix, Inc.	4.3%
Tencent Holdings Ltd.	4.0%
Teva Pharmaceutical Industries Ltd., ADR	4.0%
AIA Group Ltd.	3.9%
B3 S.A. - Brasil Bolsa Balcao	3.8%
Credicorp Ltd.	3.6%
ICICI Bank Ltd., ADR	3.2%
Bid Corp., Ltd.	3.2%
Hong Kong Exchanges & Clearing Ltd.	3.1%

C000238354 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Growth StrengthTM ETF
Class Name	First Trust Growth StrengthTM ETF
Trading Symbol	FTGS
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust Growth StrengthTM ETF (the “Fund”) for the year of January 1, 2025 to December 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FTGS. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during or after the reporting period.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FTGS
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Growth StrengthTM ETF	$65	0.61%(1)
(1)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.60%.

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.61%	[4]
Extraordinary Expenses Footnote [Text Block]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.60%.
Expenses Excluding Extraordinary Expenses, Percent	0.60%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 12.83% during the 12 months ended December 31, 2025. The Fund underperformed its benchmark, the S&P 500® Index, which returned 17.88% for the same Period.
During the Period, investments in the Information Technology sector received the greatest allocation of any sector, with an average weight of 27.2% and contributed 6.9% to overall Fund return, the greatest contribution of any sector. Investments in the Consumer Discretionary sector contributed
–1.2% to overall Fund return, the most negative contribution of any sector, and held an average weight of 12.0%.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (October 25, 2022 to December 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of December 31, 2025)	1 Year	Since Inception (10/25/22)
First Trust Growth StrengthTM ETF	12.83%	19.58%
The Growth Strength™ Index	13.48%	20.27%
S&P 500® Index	17.88%	21.49%

Performance Inception Date	Oct. 25, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 31, 2025
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/FTGS for more recent performance information.
Net Assets	$ 1,259,159,203
Holdings Count | Holding	51
Advisory Fees Paid, Amount	$ 6,767,298
Investment Company Portfolio Turnover	105.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of December 31, 2025)
Fund net assets	$1,259,159,203
Total number of portfolio holdings	51
Total advisory fee paid	$6,767,298
Portfolio turnover rate	105%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of December 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Eli Lilly & Co.	2.7%
Apollo Global Management, Inc.	2.4%
SLB Ltd.	2.4%
Incyte Corp.	2.3%
United Therapeutics Corp.	2.3%
AppLovin Corp., Class A	2.3%
Newmont Corp.	2.2%
Monster Beverage Corp.	2.2%
Caterpillar, Inc.	2.2%
Moody’s Corp.	2.2%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Eli Lilly & Co.	2.7%
Apollo Global Management, Inc.	2.4%
SLB Ltd.	2.4%
Incyte Corp.	2.3%
United Therapeutics Corp.	2.3%
AppLovin Corp., Class A	2.3%
Newmont Corp.	2.2%
Monster Beverage Corp.	2.2%
Caterpillar, Inc.	2.2%
Moody’s Corp.	2.2%

Material Fund Change [Text Block]
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/FTGS or upon request at 1-800-621-1675 or info@ftportfolios.com.
During the fiscal year ended December 31, 2025, the Fund’s diversification status under the Investment Company Act of 1940 changed from non-diversified to diversified. The Fund’s principal investment strategies and principal risks were revised accordingly.

Material Fund Change Strategies [Text Block]	The Fund’s principal investment strategies and principal risks were revised accordingly.
Material Fund Change Risks Change [Text Block]
During the fiscal year ended December 31, 2025, the Fund’s diversification status under the Investment Company Act of 1940 changed from non-diversified to diversified. The Fund’s principal investment strategies and principal risks were revised accordingly.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/FTGS or upon request at 1-800-621-1675 or info@ftportfolios.com.

Updated Prospectus Phone Number	1-800-621-1675
Updated Prospectus Email Address	info@ftportfolios.com
Updated Prospectus Web Address	www.ftportfolios.com/fund-documents/etf/FTGS
C000030351 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust US Equity Opportunities ETF
Class Name	First Trust US Equity Opportunities ETF
Trading Symbol	FPX
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust US Equity Opportunities ETF (the “Fund”) for the year of January 1, 2025 to December 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FPX. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FPX
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust US Equity Opportunities ETF	$68(1)	0.57%(1)
(1)	Excludes any Acquired Fund Fees and Expenses of underlying investment companies in which the Fund invests.

Expenses Paid, Amount	$ 68	[5]
Expense Ratio, Percent	0.57%	[5]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 37.75% during the 12 months ended December 31, 2025. The Fund outperformed its benchmark, the Russell 3000® Index, which returned 17.15% for the same Period.
During the Period, investments in the Information Technology sector received the greatest allocation of any sector, with an average weight of 31.5% and contributed 17.8% to overall Fund return, the greatest contribution of any sector. Investments in the Materials and Energy sectors each contributed -0.1% to overall Fund return, the most negative contributions of any sectors and held average weights of 0.6% and 2.5%, respectively.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (December 31, 2015 to December 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of December 31, 2025)	1 Year	5 Year	10 Year
First Trust US Equity Opportunities ETF	37.75%	7.19%	12.99%
IPOX®-100 U.S. Index	38.00%	7.66%	13.50%
S&P 500® Index	17.88%	14.42%	14.82%
Russell 3000® Index	17.15%	13.15%	14.29%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/FPX for more recent performance information.
Net Assets	$ 1,204,556,866
Holdings Count | Holding	103
Advisory Fees Paid, Amount	$ 3,863,019
Investment Company Portfolio Turnover	83.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of December 31, 2025)
Fund net assets	$1,204,556,866
Total number of portfolio holdings	103
Total advisory fee paid	$3,863,019
Portfolio turnover rate	83%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of December 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
GE Vernova, Inc.	9.8%
AppLovin Corp., Class A	7.5%
Palantir Technologies, Inc., Class A	4.6%
Constellation Energy Corp.	4.5%
International Business Machines Corp.	4.1%
Medline, Inc., Class A	4.0%
Warner Bros. Discovery, Inc.	2.8%
DoorDash, Inc., Class A	2.6%
Samsara, Inc., Class A	2.5%
AST SpaceMobile, Inc.	2.3%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
GE Vernova, Inc.	9.8%
AppLovin Corp., Class A	7.5%
Palantir Technologies, Inc., Class A	4.6%
Constellation Energy Corp.	4.5%
International Business Machines Corp.	4.1%
Medline, Inc., Class A	4.0%
Warner Bros. Discovery, Inc.	2.8%
DoorDash, Inc., Class A	2.6%
Samsara, Inc., Class A	2.5%
AST SpaceMobile, Inc.	2.3%

C000252253 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust WCM International Equity ETF
Class Name	First Trust WCM International Equity ETF
Trading Symbol	WCMI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust WCM International Equity ETF (the “Fund”) for the year of January 1, 2025 to December 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/WCMI. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during or after the reporting period.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/WCMI
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust WCM International Equity ETF	$99	0.86%(1)
(1)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.86%	[6]
Extraordinary Expenses Footnote [Text Block]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
Expenses Excluding Extraordinary Expenses, Percent	0.85%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 30.51% for the 12 months ended December 31, 2025. The Fund underperformed its benchmark, the MSCI ACWI ex-USA Index, which returned 32.39% for the same Period.
This underperformance can be attributed to the following factors:
  Negative selection effect in the financials sector. This was due to the Fund’s low average weighting in Western European, Canadian, and Japanese banks, all of which contributed meaningfully to the benchmark’s performance. The Fund’s financials sector exposure included two Indian banks, a Singaporean bank, and several diversified financials and insurance companies. In aggregate for the Period, the Fund’s total return in the financials sector was approximately 13%, underperforming the benchmark’s financials sector exposure which was up 45%.
  Negative selection effect in the consumer discretionary sector. The Fund’s consumer discretionary performance was roughly flat for the Period, underperforming the benchmark’s approximately 17% total return from the sector.
  Negative allocation effect and negative selection effect in the health care sector. The health care sector was a relative laggard during the Period, and the Fund’s average exposure to health care was materially higher than that of the benchmark. In aggregate for the Period, the Fund’s health care stocks also underperformed the benchmark’s health care sector return. This was attributable to a lack of exposure to Chinese pharmaceuticals, as well as relatively weak performance across four of the Fund’s Western European health care holdings.
  Negative allocation effect and negative selection effect in the materials sector. This resulted from the Fund’s low exposure to North American and Asian metals & mining stocks relative to the benchmark during the Period.

The above-mentioned detractors were mostly offset by the following contributors:
  Positive selection effect in the industrials sector. The Fund’s total return in the industrials sector was significantly higher than that of the benchmark, driven by strong performance in the Fund’s capital goods/aerospace & defense holdings.
  Positive selection effect in the information technology sector. The Fund’s information technology total return was significantly higher than that of the benchmark during the Period, driven by strong performance from the Fund’s software and technology hardware/equipment holdings.
  Positive selection effect in the communication services sector. The Fund’s North American and Western European communication services exposure contributed positively to both absolute and relative performance during the Period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (March 31, 2020 to December 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of December 31, 2025)	1 Year	5 Year	Since Inception (3/31/20)
First Trust WCM International Equity ETF	30.51%	8.23%	14.09%
MSCI ACWI ex-USA Index	32.39%	7.91%	13.88%

Performance Inception Date	Mar. 31, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/WCMI for more recent performance information.
Net Assets	$ 792,707,661
Holdings Count | Holding	48
Advisory Fees Paid, Amount	$ 2,957,109
Investment Company Portfolio Turnover	111.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of December 31, 2025)
Fund net assets	$792,707,661
Total number of portfolio holdings	48
Total advisory fee paid	$2,957,109
Portfolio turnover rate	111%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of December 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Rolls-Royce Holdings PLC	7.4%
Taiwan Semiconductor Manufacturing Co., Ltd.	6.2%
Babcock International Group PLC	5.2%
Prosus N.V.	3.6%
Teva Pharmaceutical Industries Ltd., ADR	3.3%
Siemens Energy AG	2.8%
Societe Generale S.A.	2.8%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP, ADR	2.7%
Brookfield Corp.	2.6%
Sony Group Corp., ADR	2.4%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Rolls-Royce Holdings PLC	7.4%
Taiwan Semiconductor Manufacturing Co., Ltd.	6.2%
Babcock International Group PLC	5.2%
Prosus N.V.	3.6%
Teva Pharmaceutical Industries Ltd., ADR	3.3%
Siemens Energy AG	2.8%
Societe Generale S.A.	2.8%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP, ADR	2.7%
Brookfield Corp.	2.6%
Sony Group Corp., ADR	2.4%

Material Fund Change [Text Block]
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/WCMI or upon request at 1-800-621-1675 or info@ftportfolios.com.
During the fiscal year ended December 31, 2025, the Fund added the ability to utilize a value style of investing. The Fund’s principal investment strategies and principal risks were revised accordingly.

Material Fund Change Strategies [Text Block]	The Fund’s principal investment strategies and principal risks were revised accordingly.
Material Fund Change Risks Change [Text Block]	The Fund’s principal investment strategies and principal risks were revised accordingly.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/WCMI or upon request at 1-800-621-1675 or info@ftportfolios.com.

Updated Prospectus Phone Number	1-800-621-1675
Updated Prospectus Email Address	info@ftportfolios.com
Updated Prospectus Web Address	www.ftportfolios.com/fund-documents/etf/WCMI
C000261438 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest Bitcoin Strategy Floor15 ETF - July
Class Name	FT Vest Bitcoin Strategy Floor15 ETF - July
Trading Symbol	BFJL
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FT Vest Bitcoin Strategy Floor15 ETF - July (the “Fund”) for the period of June 30, 2025 (commencement of investment operations) to December 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/BFJL. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/BFJL
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest Bitcoin Strategy Floor15 ETF - July	$44(1)	0.90%(2)
(1)	The Fund commenced investment operations on June 30, 2025. Had the Fund been in operation for a complete fiscal year, the cost of a $10,000 investment would have been higher.
(2)	Annualized.

Expenses Paid, Amount	$ 44	[7]
Expense Ratio, Percent	0.90%	[8]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned -7.67% for the period from the Fund’s inception on June 30, 2025 through December 31, 2025. The Fund outperformed its benchmark, the Bloomberg Bitcoin Index, which returned -18.77% for the same Period.
This outperformance was due to the following:
Fund Net Asset Value Performance Attributed to*:
Changes in Reference Asset	-6.86%
Changes in other Variables	-0.36%
Expenses (pro-rated annual expense ratio)	-0.45%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
 * The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the Fund’s Reference Asset. The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (June 30, 2025 to December 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of December 31, 2025)	Since Inception (6/30/25)
FT Vest Bitcoin Strategy Floor15 ETF - July	-7.67%
Bloomberg Bitcoin Index	-18.77%
S&P 500® Index	11.00%

Performance Inception Date	Jun. 30, 2025
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/BFJL for more recent performance information.
Net Assets	$ 2,718,523
Holdings Count | Holding	9
Advisory Fees Paid, Amount	$ 12,726
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of December 31, 2025)
Fund net assets	$2,718,523
Total number of portfolio holdings	9
Total advisory fee paid	$12,726
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of December 31, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	2.3%
Purchased Options	1,402.7%
Written Options	(1,304.9%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

C000047627 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Natural Gas ETF
Class Name	First Trust Natural Gas ETF
Trading Symbol	FCG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust Natural Gas ETF (the “Fund”) for the year of January 1, 2025 to December 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FCG. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FCG
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Natural Gas ETF	$58	0.59%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned -2.16% during the 12 months ended December 31, 2025. The Fund underperformed its benchmark, the S&P Composite 1500® Energy Index, which returned 7.69% for the same Period.
During the Period, investments in the Oil & Gas Exploration & Production sub-industry received the greatest allocation of any sub-industry, with an average weight of 83.9% and contributed -2.2% to overall Fund return, the most negative of any sub-industry. Investments in the Gas Utilities sub-industry contributed 0.7% to overall Fund return, the greatest contribution of any sub-industry, and held an average weight of 2.5%.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (December 31, 2015 to December 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of December 31, 2025)	1 Year	5 Year	10 Year
First Trust Natural Gas ETF	-2.16%	25.01%	3.12%
ISE-Revere Natural GasTM Index	-1.53%	25.83%	3.22%
S&P Composite 1500® Energy Index	7.69%	23.58%	7.77%
Russell 3000® Index	17.15%	13.15%	14.29%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/FCG for more recent performance information.
Net Assets	$ 445,938,833
Holdings Count | Holding	40
Advisory Fees Paid, Amount	$ 1,484,691
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of December 31, 2025)
Fund net assets	$445,938,833
Total number of portfolio holdings	40
Total advisory fee paid	$1,484,691
Portfolio turnover rate	31%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of December 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
ConocoPhillips	4.8%
Hess Midstream, L.P., Class A	4.6%
Western Midstream Partners, L.P.	4.5%
Occidental Petroleum Corp.	4.4%
EOG Resources, Inc.	4.4%
Diamondback Energy, Inc.	4.4%
Devon Energy Corp.	4.1%
EQT Corp.	4.0%
Coterra Energy, Inc.	4.0%
Expand Energy Corp.	3.9%
Sub-Industry Allocation
Repurchase agreements are held as collateral for securities lending arrangements.

Largest Holdings [Text Block]
Top Ten Holdings
ConocoPhillips	4.8%
Hess Midstream, L.P., Class A	4.6%
Western Midstream Partners, L.P.	4.5%
Occidental Petroleum Corp.	4.4%
EOG Resources, Inc.	4.4%
Diamondback Energy, Inc.	4.4%
Devon Energy Corp.	4.1%
EQT Corp.	4.0%
Coterra Energy, Inc.	4.0%
Expand Energy Corp.	3.9%

C000241319 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Bloomberg Inflation Sensitive Equity ETF
Class Name	First Trust Bloomberg Inflation Sensitive Equity ETF
Trading Symbol	FTIF
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust Bloomberg Inflation Sensitive Equity ETF (the “Fund”) for the year of January 1, 2025 to December 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FTIF. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FTIF
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Bloomberg Inflation Sensitive Equity ETF	$63	0.61%(1)
(1)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.60%.

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.61%	[9]
Extraordinary Expenses Footnote [Text Block]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.60%.
Expenses Excluding Extraordinary Expenses, Percent	0.60%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 7.73% during the 12 months ended December 31, 2025. The Fund underperformed its benchmark, the S&P 500® Index, which returned 17.88% for the same Period.
During the Period, investments in the Industrials sector received the greatest allocation of any sector, with an average weight of 35.1% and contributed 2.7% to overall Fund return. With an average weight of 18.2%, investments in the Materials sector contributed 5.7% to overall Fund return, the greatest contribution of any sector. Investments in the Energy sector contributed –0.9% to overall Fund return, the most negative contribution of any sector, and held an average weight of 28.0%.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (March 13, 2023 to December 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of December 31, 2025)	1 Year	Since Inception (3/13/23)
First Trust Bloomberg Inflation Sensitive Equity ETF	7.73%	7.50%
Bloomberg Inflation Sensitive Equity Index	8.54%	8.20%
S&P 500® Index	17.88%	24.47%

Performance Inception Date	Mar. 13, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/FTIF for more recent performance information.
Net Assets	$ 1,136,899
Holdings Count | Holding	51
Advisory Fees Paid, Amount	$ 6,465
Investment Company Portfolio Turnover	111.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of December 31, 2025)
Fund net assets	$1,136,899
Total number of portfolio holdings	51
Total advisory fee paid	$6,465
Portfolio turnover rate	111%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of December 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Alcoa Corp.	3.4%
Weatherford International PLC	3.0%
Caterpillar, Inc.	2.8%
Commercial Metals Co.	2.7%
CRH PLC	2.6%
Vertiv Holdings Co., Class A	2.4%
Parker-Hannifin Corp.	2.4%
Keysight Technologies, Inc.	2.4%
GE Vernova, Inc.	2.4%
Valero Energy Corp.	2.3%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Alcoa Corp.	3.4%
Weatherford International PLC	3.0%
Caterpillar, Inc.	2.8%
Commercial Metals Co.	2.7%
CRH PLC	2.6%
Vertiv Holdings Co., Class A	2.4%
Parker-Hannifin Corp.	2.4%
Keysight Technologies, Inc.	2.4%
GE Vernova, Inc.	2.4%
Valero Energy Corp.	2.3%

C000222997 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest Gold Strategy Quarterly Buffer ETF
Class Name	FT Vest Gold Strategy Quarterly Buffer ETF
Trading Symbol	BGLD
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FT Vest Gold Strategy Quarterly Buffer ETF (the “Fund”) for the year of January 1, 2025 to December 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/BGLD. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during or after the reporting period.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/BGLD
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest Gold Strategy Quarterly Buffer ETF	$106(1)	0.90%(1)
(1)	Excludes any Acquired Fund Fees and Expenses of underlying investment companies in which the Fund invests.

Expenses Paid, Amount	$ 106	[10]
Expense Ratio, Percent	0.90%	[10]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 34.46% for the 12 months ended December 31, 2025. The Fund outperformed its benchmark, the S&P 500® Index, which returned 17.88% for the same Period. This outperformance was due to the following:
Fund Net Asset Value Performance Attributed to:
Equities/Synthetic equities on GLD	17.88%
GLD Options (Buffer and Cap)	17.48%
Fees and Expenses	-0.90%
The Fund seeks to provide returns (before fees and expenses) that match the price return of the SPDR® Gold Trust (the “GLD”), up to a predetermined upside cap while providing a buffer against GLD losses between -5% and -15% over each of the quarterly target outcome periods. During the Period, the Fund held U.S. Treasuries, money market funds, and various options on GLD. This combination provided the buffer, and also set a cap, or limit, on upside performance. The Fund’s options strategy sets a quarterly cap on Fund performance, and thus limits the Fund’s performance for each quarterly roll period (ending February 28, May 31, August 31, and November 30). Due to these caps, the Fund underperformed GLD.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (January 20, 2021 to December 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of December 31, 2025)	1 Year	Since Inception (1/20/21)
FT Vest Gold Strategy Quarterly Buffer ETF	34.46%	11.51%
LBMA Gold Price	67.41%	18.89%
S&P 500® Index	17.88%	14.00%

Performance Inception Date	Jan. 20, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/BGLD for more recent performance information.
Net Assets	$ 52,967,815
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 589,061
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of December 31, 2025)
Fund net assets	$52,967,815
Total number of portfolio holdings	5
Total advisory fee paid	$589,061
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of December 31, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
U.S. Treasury Bills	92.5%
Money Market Funds	0.6%
Purchased Options	8.5%
Written Options	(1.6%)
Net Other Assets and Liabilities	(0.0%)
Total	100.0%
Any amount shown as 0.0% represents less than 0.1%.

Material Fund Change [Text Block]
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/BGLD or upon request at 1-800-621-1675 or info@ftportfolios.com.
During the fiscal year ended December 31, 2025, the Fund’s predetermined upside cap on Underlying ETF returns was reset based upon prevailing market conditions at the start of each new Target Outcome Period.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/BGLD or upon request at 1-800-621-1675 or info@ftportfolios.com.

Updated Prospectus Phone Number	1-800-621-1675
Updated Prospectus Email Address	info@ftportfolios.com
Updated Prospectus Web Address	www.ftportfolios.com/fund-documents/etf/BGLD
C000191287 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Dow 30 Equal Weight ETF
Class Name	First Trust Dow 30 Equal Weight ETF
Trading Symbol	EDOW
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust Dow 30 Equal Weight ETF (the “Fund”) for the year of January 1, 2025 to December 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/EDOW. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/EDOW
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Dow 30 Equal Weight ETF	$55	0.51%(1)
(1)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.50%.

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.51%	[11]
Extraordinary Expenses Footnote [Text Block]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.50%.
Expenses Excluding Extraordinary Expenses, Percent	0.50%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 15.47% during the 12 months ended December 31, 2025. The Fund outperformed its benchmark, the Dow Jones Industrial Average®, which returned 14.92% for the same Period.
During the Period, investments in the Information Technology sector received the greatest allocation of any sector, with an average weight of 20.2% and contributed 4.1% to the overall Fund return. With an average weight of 17.1%, investments in the Financials sector contributed 5.1% to the overall Fund return, the greatest contribution of any sector. Investments in the Materials and Consumer Discretionary sectors each contributed -0.1% to the overall Fund return, the most negative contributions of any sectors, and held average weights of 3.2% and 12.9%, respectively.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (August 8, 2017 to December 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of December 31, 2025)	1 Year	5 Year	Since Inception (8/8/17)
First Trust Dow 30 Equal Weight ETF	15.47%	10.66%	11.07%
Dow Jones Industrial Average® Equal Weight Index	16.11%	11.25%	11.71%
Dow Jones Industrial Average®	14.92%	11.58%	12.02%
S&P 500® Index	17.88%	14.42%	14.77%

Performance Inception Date	Aug. 08, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/EDOW for more recent performance information.
Net Assets	$ 227,353,268
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 1,128,849
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of December 31, 2025)
Fund net assets	$227,353,268
Total number of portfolio holdings	31
Total advisory fee paid	$1,128,849
Portfolio turnover rate	16%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of December 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Boeing (The) Co.	3.6%
Merck & Co., Inc.	3.6%
Visa, Inc., Class A	3.6%
Walt Disney (The) Co.	3.5%
Travelers (The) Cos., Inc.	3.4%
JPMorgan Chase & Co.	3.4%
Amgen, Inc.	3.4%
Procter & Gamble (The) Co.	3.4%
Verizon Communications, Inc.	3.4%
Honeywell International, Inc.	3.4%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Boeing (The) Co.	3.6%
Merck & Co., Inc.	3.6%
Visa, Inc., Class A	3.6%
Walt Disney (The) Co.	3.5%
Travelers (The) Cos., Inc.	3.4%
JPMorgan Chase & Co.	3.4%
Amgen, Inc.	3.4%
Procter & Gamble (The) Co.	3.4%
Verizon Communications, Inc.	3.4%
Honeywell International, Inc.	3.4%

C000033929 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust NYSE® Arca® Biotechnology Index Fund
Class Name	First Trust NYSE® Arca® Biotechnology Index Fund
Trading Symbol	FBT
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust NYSE® Arca® Biotechnology Index Fund (the “Fund”) for the year of January 1, 2025 to December 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FBT. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FBT
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust NYSE® Arca® Biotechnology Index Fund	$63	0.56%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.56%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 24.09% during the 12 months ended December 31, 2025. The Fund outperformed its benchmark, the S&P Composite 1500® Health Care Index, which returned 13.71% for the same Period.
During the Period, investments were highly concentrated in the Biotechnology industry, which received the greatest allocation of any industry, with an average weight of 79.2% and contributed 21.1% to overall Fund return, the greatest contribution of any industry. No industry represented a negative contribution to overall Fund return.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (December 31, 2015 to December 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of December 31, 2025)	1 Year	5 Year	10 Year
First Trust NYSE® Arca® Biotechnology Index Fund	24.09%	4.29%	6.25%
NYSE® Arca® Biotechnology Index	24.77%	4.78%	6.79%
S&P Composite 1500® Health Care Index	13.71%	7.54%	9.81%
Nasdaq Biotechnology Index®	33.43%	4.52%	5.57%
S&P 500® Index	17.88%	14.42%	14.82%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/FBT for more recent performance information.
Net Assets	$ 1,328,046,239
Holdings Count | Holding	32
Advisory Fees Paid, Amount	$ 4,468,190
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of December 31, 2025)
Fund net assets	$1,328,046,239
Total number of portfolio holdings	32
Total advisory fee paid	$4,468,190
Portfolio turnover rate	37%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of December 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Exact Sciences Corp.	5.1%
Illumina, Inc.	4.1%
Regeneron Pharmaceuticals, Inc.	4.0%
Krystal Biotech, Inc.	4.0%
Natera, Inc.	4.0%
Bruker Corp.	3.9%
ACADIA Pharmaceuticals, Inc.	3.9%
Veracyte, Inc.	3.6%
Biogen, Inc.	3.5%
Incyte Corp.	3.5%
Industry Allocation
Repurchase agreements are held as collateral for securities lending arrangements.

Largest Holdings [Text Block]
Top Ten Holdings
Exact Sciences Corp.	5.1%
Illumina, Inc.	4.1%
Regeneron Pharmaceuticals, Inc.	4.0%
Krystal Biotech, Inc.	4.0%
Natera, Inc.	4.0%
Bruker Corp.	3.9%
ACADIA Pharmaceuticals, Inc.	3.9%
Veracyte, Inc.	3.6%
Biogen, Inc.	3.5%
Incyte Corp.	3.5%

C000047628 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Water ETF
Class Name	First Trust Water ETF
Trading Symbol	FIW
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust Water ETF (the “Fund”) for the year of January 1, 2025 to December 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FIW. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FIW
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Water ETF	$54	0.52%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.52%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 7.19% during the 12 months ended December 31, 2025. The Fund underperformed its benchmark, the Russell 3000® Index, which returned 17.15% for the same Period.
During the Period, investments in the Industrials sector received the greatest allocation of any sector, with an average weight of 56.3% and contributed 4.5% to overall Fund return, the greatest contribution of any sector. Investments in the Consumer Staples sector contributed -1.6% to overall Fund return, the most negative contribution of any sector, and held an average weight of 2.8%.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (December 31, 2015 to December 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of December 31, 2025)	1 Year	5 Year	10 Year
First Trust Water ETF	7.19%	9.24%	14.49%
ISE Clean Edge WaterTM Index	7.78%	9.97%	15.17%
Russell 3000® Index	17.15%	13.15%	14.29%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/FIW for more recent performance information.
Net Assets	$ 1,895,775,023
Holdings Count | Holding	38
Advisory Fees Paid, Amount	$ 7,398,909
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of December 31, 2025)
Fund net assets	$1,895,775,023
Total number of portfolio holdings	38
Total advisory fee paid	$7,398,909
Portfolio turnover rate	14%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of December 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Waters Corp.	5.2%
Agilent Technologies, Inc.	4.4%
IDEXX Laboratories, Inc.	4.3%
Pentair PLC	4.0%
Ferguson Enterprises, Inc.	3.9%
Xylem, Inc.	3.9%
Ecolab, Inc.	3.9%
IDEX Corp.	3.9%
Veralto Corp.	3.8%
American Water Works Co., Inc.	3.7%
Sector Allocation
Any amount shown as 0.0% represents less than 0.1%.
Repurchase agreements are held as collateral for securities lending arrangements.

Largest Holdings [Text Block]
Top Ten Holdings
Waters Corp.	5.2%
Agilent Technologies, Inc.	4.4%
IDEXX Laboratories, Inc.	4.3%
Pentair PLC	4.0%
Ferguson Enterprises, Inc.	3.9%
Xylem, Inc.	3.9%
Ecolab, Inc.	3.9%
IDEX Corp.	3.9%
Veralto Corp.	3.8%
American Water Works Co., Inc.	3.7%

C000041643 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust NASDAQ® Clean Edge® Green Energy Index Fund
Class Name	First Trust NASDAQ® Clean Edge® Green Energy Index Fund
Trading Symbol	QCLN
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust NASDAQ® Clean Edge® Green Energy Index Fund (the “Fund”) for the year of January 1, 2025 to December 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/QCLN. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/QCLN
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust NASDAQ® Clean Edge® Green Energy Index Fund	$68	0.59%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 31.66% during the 12 months ended December 31, 2025. The Fund outperformed its benchmark, the Russell 2000® Index, which returned 12.81% for the same Period.
During the Period, investments in the Information Technology sector received the greatest allocation of any sector, with an average weight of 33.5% and contributed 2.2% to overall Fund return. With an average weight of 24.7%, investments in the Industrials sector contributed 19.3% to overall Fund return, the greatest of any sector. No sector represented a negative contribution to overall Fund return.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (December 31, 2015 to December 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of December 31, 2025)	1 Year	5 Year	10 Year
First Trust NASDAQ® Clean Edge® Green Energy Index Fund	31.66%	-8.28%	11.51%
Nasdaq® Clean Edge® Green EnergyTM Index	32.04%	-8.08%	11.66%
Russell 2000® Index	12.81%	6.09%	9.62%
Russell 3000® Index	17.15%	13.15%	14.29%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/QCLN for more recent performance information.
Net Assets	$ 534,929,799
Holdings Count | Holding	52
Advisory Fees Paid, Amount	$ 1,859,846
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of December 31, 2025)
Fund net assets	$534,929,799
Total number of portfolio holdings	52
Total advisory fee paid	$1,859,846
Portfolio turnover rate	23%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of December 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Rivian Automotive, Inc., Class A	9.3%
ON Semiconductor Corp.	8.4%
Tesla, Inc.	8.3%
First Solar, Inc.	7.6%
Bloom Energy Corp., Class A	6.3%
Albemarle Corp.	4.3%
Acuity, Inc.	3.9%
Nextpower, Inc., Class A	3.8%
Brookfield Renewable Partners, L.P.	3.4%
Advanced Energy Industries, Inc.	3.4%
Sector Allocation
Repurchase agreements are held as collateral for securities lending arrangements.

Largest Holdings [Text Block]
Top Ten Holdings
Rivian Automotive, Inc., Class A	9.3%
ON Semiconductor Corp.	8.4%
Tesla, Inc.	8.3%
First Solar, Inc.	7.6%
Bloom Energy Corp., Class A	6.3%
Albemarle Corp.	4.3%
Acuity, Inc.	3.9%
Nextpower, Inc., Class A	3.8%
Brookfield Renewable Partners, L.P.	3.4%
Advanced Energy Industries, Inc.	3.4%

C000035622 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust NASDAQ-100 Ex-Technology Sector Index Fund
Class Name	First Trust NASDAQ-100 Ex-Technology Sector Index Fund
Trading Symbol	QQXT
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust NASDAQ-100 Ex-Technology Sector Index Fund (the “Fund”) for the year of January 1, 2025 to December 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/QQXT. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/QQXT
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust NASDAQ-100 Ex-Technology Sector Index Fund	$60	0.58%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.58%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 7.91% during the 12 months ended December 31, 2025. The Fund underperformed its benchmark, the Russell 1000® Index, which returned 17.37% for the same Period.
During the Period, investments in the Industrials sector received the greatest allocation of any sector, with an average weight of 19.4% and contributed -0.9% to overall Fund return, the most negative contribution of any sector. With an average weight of 18.2%, investments in the Health Care sector contributed 3.9% to overall Fund return, the greatest contribution of any sector.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (December 31, 2015 to December 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of December 31, 2025)	1 Year	5 Year	10 Year
First Trust NASDAQ-100 Ex-Technology Sector Index Fund	7.91%	5.55%	9.83%
Nasdaq-100 Ex-Tech SectorTM Index	8.54%	6.04%	10.40%
Russell 1000® Index	17.37%	13.59%	14.59%
Russell 3000® Index	17.15%	13.15%	14.29%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/QQXT for more recent performance information.
Net Assets	$ 213,605,798
Holdings Count | Holding	57
Advisory Fees Paid, Amount	$ 2,832,746
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of December 31, 2025)
Fund net assets	$213,605,798
Total number of portfolio holdings	57
Total advisory fee paid	$2,832,746
Portfolio turnover rate	16%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of December 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
CoStar Group, Inc.	1.8%
Take-Two Interactive Software, Inc.	1.8%
T-Mobile US, Inc.	1.8%
Warner Bros. Discovery, Inc.	1.8%
Verisk Analytics, Inc.	1.8%
Baker Hughes Co.	1.8%
Costco Wholesale Corp.	1.8%
Linde PLC	1.8%
Amazon.com, Inc.	1.8%
Xcel Energy, Inc.	1.8%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
CoStar Group, Inc.	1.8%
Take-Two Interactive Software, Inc.	1.8%
T-Mobile US, Inc.	1.8%
Warner Bros. Discovery, Inc.	1.8%
Verisk Analytics, Inc.	1.8%
Baker Hughes Co.	1.8%
Costco Wholesale Corp.	1.8%
Linde PLC	1.8%
Amazon.com, Inc.	1.8%
Xcel Energy, Inc.	1.8%

C000244355 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust S&P 500 Diversified Free Cash Flow ETF
Class Name	First Trust S&P 500 Diversified Free Cash Flow ETF
Trading Symbol	FCFY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust S&P 500 Diversified Free Cash Flow ETF (the “Fund”) for the year of January 1, 2025 to December 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FCFY. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FCFY
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust S&P 500 Diversified Free Cash Flow ETF	$66	0.61%(1)
(1)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.60%.

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.61%	[12]
Extraordinary Expenses Footnote [Text Block]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.60%.
Expenses Excluding Extraordinary Expenses, Percent	0.60%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 16.62% during the 12 months ended December 31, 2025. The Fund underperformed its benchmark, the S&P 500® Index, which returned 17.88% for the same Period.
During the Period, the Information Technology sector received the greatest allocation of any sector in the Fund with an average weight of 31.1% and contributed 3.2% to the overall Fund return. With an average weight of 14.3%, the Financials sector contributed 4.0% to the Fund’s return, the greatest return contribution of any sector. Investments in the Real Estate sector contributed -0.2% to the overall Fund return, the most negative contribution of any sector, and held an average weight of 2.1%.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (August 23, 2023 to December 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of December 31, 2025)	1 Year	Since Inception (8/23/23)
First Trust S&P 500 Diversified Free Cash Flow ETF	16.62%	16.41%
S&P 500® Sector-Neutral FCF Index	17.42%	17.18%
S&P 500® Index	17.88%	21.88%

Performance Inception Date	Aug. 23, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/FCFY for more recent performance information.
Net Assets	$ 1,382,073
Holdings Count | Holding	102
Advisory Fees Paid, Amount	$ 7,615
Investment Company Portfolio Turnover	78.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of December 31, 2025)
Fund net assets	$1,382,073
Total number of portfolio holdings	102
Total advisory fee paid	$7,615
Portfolio turnover rate	78%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of December 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Skyworks Solutions, Inc.	3.5%
Cognizant Technology Solutions Corp., Class A	3.0%
Fox Corp., Class A	2.9%
Gartner, Inc.	2.8%
EPAM Systems, Inc.	2.6%
Accenture PLC, Class A	2.6%
HP, Inc.	2.5%
ON Semiconductor Corp.	2.4%
QUALCOMM, Inc.	2.3%
Adobe, Inc.	2.3%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Skyworks Solutions, Inc.	3.5%
Cognizant Technology Solutions Corp., Class A	3.0%
Fox Corp., Class A	2.9%
Gartner, Inc.	2.8%
EPAM Systems, Inc.	2.6%
Accenture PLC, Class A	2.6%
HP, Inc.	2.5%
ON Semiconductor Corp.	2.4%
QUALCOMM, Inc.	2.3%
Adobe, Inc.	2.3%

C000238091 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Indxx Aerospace & Defense ETF
Class Name	First Trust Indxx Aerospace & Defense ETF
Trading Symbol	MISL
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust Indxx Aerospace & Defense ETF (the “Fund”) for the year of January 1, 2025 to December 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/MISL. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/MISL
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Indxx Aerospace & Defense ETF	$74	0.61%(1)
(1)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.60%.

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.61%	[13]
Extraordinary Expenses Footnote [Text Block]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.60%.
Expenses Excluding Extraordinary Expenses, Percent	0.60%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 41.24% during the 12 months ended December 31, 2025. The Fund outperformed its benchmark, the S&P 500® Index, which returned 17.88% for the same Period.
During the Period, investments in the Aerospace & Defense sub-industry received the greatest allocation of any sub-industry in the Fund, with an average weight of 86.6% and contributed 36.8% to overall Fund return, the greatest contribution of any sub-industry. No sub-industry represented a negative contribution to Fund return.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (October 25, 2022 to December 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of December 31, 2025)	1 Year	Since Inception (10/25/22)
First Trust Indxx Aerospace & Defense ETF	41.24%	26.20%
Indxx US Aerospace & Defense Index	42.13%	26.97%
S&P 500® Index	17.88%	21.49%
S&P Composite 1500® Aerospace & Defense Index	44.15%	23.80%

Performance Inception Date	Oct. 25, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/MISL for more recent performance information.
Net Assets	$ 1,289,557,618
Holdings Count | Holding	39
Advisory Fees Paid, Amount	$ 1,272,776
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of December 31, 2025)
Fund net assets	$1,289,557,618
Total number of portfolio holdings	39
Total advisory fee paid	$1,272,776
Portfolio turnover rate	22%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of December 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
RTX Corp.	9.1%
Boeing (The) Co.	8.8%
General Electric Co.	8.3%
General Dynamics Corp.	7.9%
Lockheed Martin Corp.	7.5%
Howmet Aerospace, Inc.	4.4%
Rocket Lab Corp.	4.3%
HEICO Corp.	4.1%
TransDigm Group, Inc.	4.1%
L3Harris Technologies, Inc.	4.0%
Sector Allocation
Any amount shown as 0.0% represents less than 0.1%.

Largest Holdings [Text Block]
Top Ten Holdings
RTX Corp.	9.1%
Boeing (The) Co.	8.8%
General Electric Co.	8.3%
General Dynamics Corp.	7.9%
Lockheed Martin Corp.	7.5%
Howmet Aerospace, Inc.	4.4%
Rocket Lab Corp.	4.3%
HEICO Corp.	4.1%
TransDigm Group, Inc.	4.1%
L3Harris Technologies, Inc.	4.0%

C000201408 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Lunt U.S. Factor Rotation ETF
Class Name	First Trust Lunt U.S. Factor Rotation ETF
Trading Symbol	FCTR
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust Lunt U.S. Factor Rotation ETF (the “Fund”) for the year of January 1, 2025 to December 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FCTR. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FCTR
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Lunt U.S. Factor Rotation ETF	$69	0.66%(1)
(1)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.65%.

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.66%	[14]
Extraordinary Expenses Footnote [Text Block]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.65%.
Expenses Excluding Extraordinary Expenses, Percent	0.65%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 8.47% during the 12 months ended December 31, 2025. The Fund underperformed its benchmark, the Nasdaq US 500 Large CapTM Index, which returned 17.32% for the same Period.
During the Period, investments in the Information Technology sector received the greatest allocation of any sector, with an average weight of 31.8% and contributed 4.5% to the overall Fund return, the greatest contribution of any sector. Investments in the Utilities and Energy sectors each contributed -0.4% to the overall Fund return, the most negative contributions of any sectors, and held average weights of 3.3% and 3.7%, respectively.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (July 25, 2018 to December 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of December 31, 2025)	1 Year	5 Year	Since Inception (7/25/18)
First Trust Lunt U.S. Factor Rotation ETF	8.47%	4.74%	8.85%
Lunt Capital Large Cap Factor Rotation Index	9.19%	5.50%	9.65%
Nasdaq US 500 Large CapTM Index	17.32%	13.80%	14.37%
S&P 500® Index	17.88%	14.42%	14.37%

Performance Inception Date	Jul. 25, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/FCTR for more recent performance information.
Net Assets	$ 53,486,199
Holdings Count | Holding	160
Advisory Fees Paid, Amount	$ 399,967
Investment Company Portfolio Turnover	371.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of December 31, 2025)
Fund net assets	$53,486,199
Total number of portfolio holdings	160
Total advisory fee paid	$399,967
Portfolio turnover rate	371%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of December 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Warner Bros. Discovery, Inc.	3.1%
Rocket Lab Corp.	2.7%
Intel Corp.	2.1%
Western Digital Corp.	1.9%
Robinhood Markets, Inc., Class A	1.9%
Seagate Technology Holdings PLC	1.5%
Micron Technology, Inc.	1.4%
Dollar Tree, Inc.	1.3%
General Motors Co.	1.3%
Marvell Technology, Inc.	1.3%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Warner Bros. Discovery, Inc.	3.1%
Rocket Lab Corp.	2.7%
Intel Corp.	2.1%
Western Digital Corp.	1.9%
Robinhood Markets, Inc., Class A	1.9%
Seagate Technology Holdings PLC	1.5%
Micron Technology, Inc.	1.4%
Dollar Tree, Inc.	1.3%
General Motors Co.	1.3%
Marvell Technology, Inc.	1.3%

C000037851 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Dividend StrengthTM ETF
Class Name	First Trust Dividend StrengthTM ETF
Trading Symbol	FTDS
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust Dividend StrengthTM ETF (the “Fund”) for the year of January 1, 2025 to December 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FTDS. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FTDS
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Dividend StrengthTM ETF	$76	0.71%(1)
(1)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.70%.

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.71%	[15]
Extraordinary Expenses Footnote [Text Block]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.70%.
Expenses Excluding Extraordinary Expenses, Percent	0.70%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 13.35% during the 12 months ended December 31, 2025. The Fund outperformed its benchmark, the Dow Jones U.S. Select Dividend Index, which returned 12.12% for the same Period.
During the Period, investments in the Financials sector received the greatest allocation of any sector, with an average weight of 30.2% and contributed 5.4% to the overall Fund return, the greatest contribution of any sector. Investments in the Consumer Staples sector contributed -1.4% to the overall Fund return, the most negative contribution of any sector, and held an average weight of 3.7%.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (December 31, 2015 to December 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of December 31, 2025)	1 Year	5 Year	10 Year
First Trust Dividend StrengthTM ETF	13.35%	8.73%	10.38%
The Dividend StrengthTMIndex(1) (2)	14.23%	N/A	N/A
S&P 500® Index	17.88%	14.42%	14.82%
Dow Jones U.S. Select Dividend Index	12.12%	12.43%	10.83%
Russell 1000® Value Index	15.91%	11.33%	10.53%
(1)
On April 29, 2022, the Fund’s underlying index changed from the Nasdaq AlphaDEX® Total US Market Index to The Dividend StrengthTM Index. Therefore, the Fund’s performance and total returns shown are not necessarily indicative of the performance the Fund, based on its current index, would have generated.

(2)
Because the Fund’s underlying index has an inception date of March 7, 2022, performance data for the Index is not available for all periods shown in the table because performance data does not exist for some of the entire periods.

Performance Inception Date	Mar. 07, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	On April 29, 2022, the Fund’s underlying index changed from the Nasdaq AlphaDEX® Total US Market Index to The Dividend StrengthTM Index. Therefore, the Fund’s performance and total returns shown are not necessarily indicative of the performance the Fund, based on its current index, would have generated.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/FTDS for more recent performance information.
Net Assets	$ 28,183,061
Holdings Count | Holding	51
Advisory Fees Paid, Amount	$ 100,474
Investment Company Portfolio Turnover	132.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of December 31, 2025)
Fund net assets	$28,183,061
Total number of portfolio holdings	51
Total advisory fee paid	$100,474
Portfolio turnover rate	132%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of December 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Halliburton Co.	2.4%
Cognizant Technology Solutions Corp., Class A	2.4%
Merck & Co., Inc.	2.4%
Cummins, Inc.	2.4%
Huntington Ingalls Industries, Inc.	2.3%
SLB Ltd.	2.2%
East West Bancorp, Inc.	2.2%
Western Alliance Bancorp	2.2%
Coterra Energy, Inc.	2.2%
Devon Energy Corp.	2.2%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Halliburton Co.	2.4%
Cognizant Technology Solutions Corp., Class A	2.4%
Merck & Co., Inc.	2.4%
Cummins, Inc.	2.4%
Huntington Ingalls Industries, Inc.	2.3%
SLB Ltd.	2.2%
East West Bancorp, Inc.	2.2%
Western Alliance Bancorp	2.2%
Coterra Energy, Inc.	2.2%
Devon Energy Corp.	2.2%

C000078718 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust NASDAQ® ABA Community Bank Index Fund
Class Name	First Trust NASDAQ® ABA Community Bank Index Fund
Trading Symbol	QABA
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust NASDAQ® ABA Community Bank Index Fund (the “Fund”) for the year of January 1, 2025 to December 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/QABA. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/QABA
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust NASDAQ® ABA Community Bank Index Fund	$62	0.61%(1)
(1)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.60%.

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.61%	[16]
Extraordinary Expenses Footnote [Text Block]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.60%.
Expenses Excluding Extraordinary Expenses, Percent	0.60%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 4.52% during the 12 months ended December 31, 2025. The Fund underperformed its benchmark, the S&P Composite 1500® Financials Index, which returned 14.34% for the same Period.
During the Period, 98.4% of the Fund was allocated to the Regional Banks sub-industry, with the bulk of the remainder of the average allocations being in other financial-related sub-industries. Regional banks contributed 5.1% towards Fund return, the greatest of any sub-industry. No sub-industry represented a negative contribution to overall Fund return.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (December 31, 2015 to December 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of December 31, 2025)	1 Year	5 Year	10 Year
First Trust NASDAQ® ABA Community Bank Index Fund	4.52%	7.41%	6.13%
Nasdaq OMX® ABA Community BankTM Index	5.08%	8.04%	6.78%
S&P Composite 1500® Financials Index	14.34%	14.91%	12.92%
Russell 3000® Index	17.15%	13.15%	14.29%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/QABA for more recent performance information.
Net Assets	$ 79,238,895
Holdings Count | Holding	153
Advisory Fees Paid, Amount	$ 393,750
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of December 31, 2025)
Fund net assets	$79,238,895
Total number of portfolio holdings	153
Total advisory fee paid	$393,750
Portfolio turnover rate	20%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of December 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Wintrust Financial Corp.	4.6%
Commerce Bancshares, Inc.	3.6%
United Bankshares, Inc.	2.7%
Hancock Whitney Corp.	2.6%
Bank OZK	2.6%
Eastern Bankshares, Inc.	2.2%
First Financial Bankshares, Inc.	2.1%
Texas Capital Bancshares, Inc.	2.0%
International Bancshares Corp.	2.0%
TFS Financial Corp.	1.9%
Industry Allocation
Repurchase agreements are held as collateral for securities lending arrangements.

Largest Holdings [Text Block]
Top Ten Holdings
Wintrust Financial Corp.	4.6%
Commerce Bancshares, Inc.	3.6%
United Bankshares, Inc.	2.7%
Hancock Whitney Corp.	2.6%
Bank OZK	2.6%
Eastern Bankshares, Inc.	2.2%
First Financial Bankshares, Inc.	2.1%
Texas Capital Bancshares, Inc.	2.0%
International Bancshares Corp.	2.0%
TFS Financial Corp.	1.9%

C000222996 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest Gold Strategy Target Income ETF®
Class Name	FT Vest Gold Strategy Target Income ETF®
Trading Symbol	IGLD
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FT Vest Gold Strategy Target Income ETF® (the “Fund”) for the year of January 1, 2025 to December 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/IGLD. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/IGLD
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest Gold Strategy Target Income ETF®	$106	0.86%(1)
(1)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	0.86%	[17]
Extraordinary Expenses Footnote [Text Block]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
Expenses Excluding Extraordinary Expenses, Percent	0.85%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 47.39% for the 12 months ended December 31, 2025. The Fund outperformed its benchmark, the S&P 500® Index, which returned 17.88% for the same Period.
This outperformance was due to the following:
Fund Net Asset Value Performance Attributed to:
Equities/Synthetic equities on GLD	17.88%
GLD Options (Short Calls)	30.36%
Fees and Expenses	-0.85%
The Fund held securities with the economic equivalent to a long position (“Synthetic Long”) in SPDR® Gold Shares (“GLD”). In addition, the Fund sold (wrote) a varying amount of one-month at-the-money covered call options on GLD each month. The net effect of the Synthetic Long position in GLD and the sold options allows the Fund to participate in GLD rallies at a rate less than 100%. Due to the strong positive performance of GLD during 2025, the Fund was negatively impacted by this options strategy, which is generally expected to benefit the Fund’s portfolio most during gold market downturns.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (March 2, 2021 to December 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of December 31, 2025)	1 Year	Since Inception (3/2/21)
FT Vest Gold Strategy Target Income ETF®	47.39%	14.68%
LBMA Gold Price	67.41%	21.21%
S&P 500® Index	17.88%	14.19%

Performance Inception Date	Mar. 02, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/IGLD for more recent performance information.
Net Assets	$ 447,114,800
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 2,147,744
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of December 31, 2025)
Fund net assets	$447,114,800
Total number of portfolio holdings	5
Total advisory fee paid	$2,147,744
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of December 31, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
U.S. Treasury Bills	142.2%
Money Market Funds	0.4%
Purchased Options	1.0%
Written Options	(43.5%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

C000047557 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust S&P REIT Index Fund
Class Name	First Trust S&P REIT Index Fund
Trading Symbol	FRI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust S&P REIT Index Fund (the “Fund”) for the year of January 1, 2025 to December 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FRI. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FRI
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust S&P REIT Index Fund	$52	0.51%(1)
(1)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.50%.

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.51%	[18]
Extraordinary Expenses Footnote [Text Block]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.50%
Expenses Excluding Extraordinary Expenses, Percent	0.50%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 2.82% during the 12 months ended December 31, 2025. The Fund underperformed its benchmark, the Russell 3000® Index, which returned 17.15% for the same Period.
During the Period, investments in Health Care REITs received the greatest allocation of any category, with an average weight of 17.1% and contributed 4.3% to overall Fund return, the greatest contribution of any category. Investments in Data Center REITs contributed -1.7% to overall Fund return, the most negative contribution of any category, and held an average weight of 11.3%.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (December 31, 2015 to December 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of December 31, 2025)	1 Year	5 Year	10 Year
First Trust S&P REIT Index Fund	2.82%	6.16%	5.10%
S&P United States REIT Index	3.01%	6.58%	5.59%
FTSE EPRA/NAREIT North America Index	3.17%	6.06%	5.07%
Russell 3000® Index	17.15%	13.15%	14.29%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/FRI for more recent performance information.
Net Assets	$ 148,878,078
Holdings Count | Holding	136
Advisory Fees Paid, Amount	$ 450,351
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of December 31, 2025)
Fund net assets	$148,878,078
Total number of portfolio holdings	136
Total advisory fee paid	$450,351
Portfolio turnover rate	6%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of December 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Welltower, Inc.	9.6%
Prologis, Inc.	9.2%
Equinix, Inc.	5.6%
Simon Property Group, Inc.	4.6%
Realty Income Corp.	4.4%
Digital Realty Trust, Inc.	4.3%
Public Storage	3.5%
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class	3.4%
Ventas, Inc.	3.1%
VICI Properties, Inc.	2.6%
REIT Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Welltower, Inc.	9.6%
Prologis, Inc.	9.2%
Equinix, Inc.	5.6%
Simon Property Group, Inc.	4.6%
Realty Income Corp.	4.4%
Digital Realty Trust, Inc.	4.3%
Public Storage	3.5%
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class	3.4%
Ventas, Inc.	3.1%
VICI Properties, Inc.	2.6%

C000030350 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Morningstar Dividend Leaders Index Fund
Class Name	First Trust Morningstar Dividend Leaders Index Fund
Trading Symbol	FDL
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust Morningstar Dividend Leaders Index Fund (the “Fund”) for the year of January 1, 2025 to December 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FDL. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FDL
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Morningstar Dividend Leaders Index Fund	$47	0.44%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.44%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 14.88% during the 12 months ended December 31, 2025. The Fund underperformed its benchmark, the S&P 500® Index, which returned 17.88% for the same Period.
During the Period, investments in the Energy sector received the greatest allocation of any sector, with an average weight of 19.3% and contributed 0.8% to overall Fund return. With an average weight of 18.8%, investments in the Health Care sector contributed 5.2% to overall Fund return, the greatest contribution of any sector. Investments in the Materials sector contributed -0.9% to overall Fund return, the most negative contribution of any sector, and held an average weight of 2.1%.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (December 31, 2015 to December 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of December 31, 2025)	1 Year	5 Year	10 Year
First Trust Morningstar Dividend Leaders Index Fund	14.88%	12.98%	10.78%
Morningstar® Dividend Leaders IndexSM	15.49%	13.54%	11.34%
S&P 500® Index	17.88%	14.42%	14.82%
Russell 1000® Value Index	15.91%	11.33%	10.53%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/FDL for more recent performance information.
Net Assets	$ 6,124,194,200
Holdings Count | Holding	90
Advisory Fees Paid, Amount	$ 16,092,587
Investment Company Portfolio Turnover	58.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of December 31, 2025)
Fund net assets	$6,124,194,200
Total number of portfolio holdings	90
Total advisory fee paid	$16,092,587
Portfolio turnover rate	58%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of December 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Exxon Mobil Corp.	10.2%
Chevron Corp.	8.4%
Verizon Communications, Inc.	7.4%
Pfizer, Inc.	6.1%
Merck & Co., Inc.	5.5%
PepsiCo, Inc.	4.9%
Altria Group, Inc.	4.6%
Comcast Corp., Class A	3.5%
Bristol-Myers Squibb Co.	3.4%
United Parcel Service, Inc., Class B	3.2%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Exxon Mobil Corp.	10.2%
Chevron Corp.	8.4%
Verizon Communications, Inc.	7.4%
Pfizer, Inc.	6.1%
Merck & Co., Inc.	5.5%
PepsiCo, Inc.	4.9%
Altria Group, Inc.	4.6%
Comcast Corp., Class A	3.5%
Bristol-Myers Squibb Co.	3.4%
United Parcel Service, Inc., Class B	3.2%

C000030478 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust NASDAQ-100-Technology Sector Index Fund
Class Name	First Trust NASDAQ-100-Technology Sector Index Fund
Trading Symbol	QTEC
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust NASDAQ-100-Technology Sector Index Fund (the “Fund”) for the year of January 1, 2025 to December 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/QTEC. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/QTEC
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust NASDAQ-100-Technology Sector Index Fund	$62	0.56%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.56%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 22.44% during the 12 months ended December 31, 2025. The Fund underperformed its benchmark, the S&P 500® Information Technology Index, which returned 24.04% for the same Period.
During the Period, investments in the Semiconductors & Semiconductor Equipment industry received the greatest allocation of any industry, with an average weight of 41.4% and contributed 15.7% to overall Fund return, the greatest of any industry. Investments in the Professional Services industry contributed -1.0% to overall Fund return, the most negative of any industry, and held an average weight of 0.9%.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (December 31, 2015 to December 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of December 31, 2025)	1 Year	5 Year	10 Year
First Trust NASDAQ-100-Technology Sector Index Fund	22.44%	10.83%	18.95%
Nasdaq-100 Technology SectorTM Index	23.14%	11.47%	19.67%
S&P 500® Index	17.88%	14.42%	14.82%
S&P 500® Information Technology Index	24.04%	20.91%	24.30%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/QTEC for more recent performance information.
Net Assets	$ 2,888,643,382
Holdings Count | Holding	47
Advisory Fees Paid, Amount	$ 12,042,667
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of December 31, 2025)
Fund net assets	$2,888,643,382
Total number of portfolio holdings	47
Total advisory fee paid	$12,042,667
Portfolio turnover rate	38%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of December 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Micron Technology, Inc.	2.5%
PDD Holdings, Inc., ADR	2.4%
NVIDIA Corp.	2.4%
Broadcom, Inc.	2.3%
ASML Holding N.V.	2.3%
Synopsys, Inc.	2.3%
Marvell Technology, Inc.	2.3%
Atlassian Corp., Class A	2.3%
Advanced Micro Devices, Inc.	2.3%
Applied Materials, Inc.	2.3%
Sector Allocation
Any amount shown as 0.0% represents less than 0.1%.
Repurchase agreements are held as collateral for securities lending arrangements.

Largest Holdings [Text Block]
Top Ten Holdings
Micron Technology, Inc.	2.5%
PDD Holdings, Inc., ADR	2.4%
NVIDIA Corp.	2.4%
Broadcom, Inc.	2.3%
ASML Holding N.V.	2.3%
Synopsys, Inc.	2.3%
Marvell Technology, Inc.	2.3%
Atlassian Corp., Class A	2.3%
Advanced Micro Devices, Inc.	2.3%
Applied Materials, Inc.	2.3%

C000034137 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Capital Strength® ETF
Class Name	First Trust Capital Strength® ETF
Trading Symbol	FTCS
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust Capital Strength® ETF (the “Fund”) for the year of January 1, 2025 to December 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FTCS. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FTCS
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Capital Strength® ETF	$56	0.54%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.54%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 6.39% during the 12 months ended December 31, 2025. The Fund underperformed its benchmark, the S&P 500® Index, which returned 17.88% for the same Period.
During the Period, investments in the Industrials sector received the greatest allocation of any sector, with an average weight of 24.5% and contributed 0.9% to overall Fund return. With an average weight of 19.8%, investments in the Financials sector contributed 2.2% to overall Fund return, the greatest contribution of any sector. Investments in the Information Technology sector contributed -0.6% to overall Fund return, the most negative contribution of any sector, and held an average weight of 12.9%.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (December 31, 2015 to December 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of December 31, 2025)	1 Year	5 Year	10 Year
First Trust Capital Strength® ETF	6.39%	7.85%	10.66%
S&P 500® Index	17.88%	14.42%	14.82%
The Capital StrengthTM Index	7.00%	8.47%	11.33%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/FTCS for more recent performance information.
Net Assets	$ 8,054,612,436
Holdings Count | Holding	51
Advisory Fees Paid, Amount	$ 40,772,724
Investment Company Portfolio Turnover	117.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of December 31, 2025)
Fund net assets	$8,054,612,436
Total number of portfolio holdings	51
Total advisory fee paid	$40,772,724
Portfolio turnover rate	117%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of December 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Cognizant Technology Solutions Corp., Class A	2.5%
Expeditors International of Washington, Inc.	2.5%
Cummins, Inc.	2.5%
Dover Corp.	2.3%
Ross Stores, Inc.	2.3%
Cisco Systems, Inc.	2.2%
Monster Beverage Corp.	2.2%
Moody’s Corp.	2.2%
Johnson & Johnson	2.1%
TJX (The) Cos., Inc.	2.1%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Cognizant Technology Solutions Corp., Class A	2.5%
Expeditors International of Washington, Inc.	2.5%
Cummins, Inc.	2.5%
Dover Corp.	2.3%
Ross Stores, Inc.	2.3%
Cisco Systems, Inc.	2.2%
Monster Beverage Corp.	2.2%
Moody’s Corp.	2.2%
Johnson & Johnson	2.1%
TJX (The) Cos., Inc.	2.1%

C000037913 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Value Line® Dividend Index Fund
Class Name	First Trust Value Line® Dividend Index Fund
Trading Symbol	FVD
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust Value Line® Dividend Index Fund (the “Fund”) for the year of January 1, 2025 to December 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FVD. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FVD
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Value Line® Dividend Index Fund	$66	0.63%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.63%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 8.19% during the 12 months ended December 31, 2025. The Fund underperformed its benchmark, the S&P 500® Index, which returned 17.88% for the same Period.
During the Period, investments in the Industrials sector received the greatest allocation of any sector, with an average weight of 19.4% and contributed 2.1% to overall Fund return. With an average weight of 14.0%, investments in the Financials sector contributed 3.0% to overall Fund return, the greatest contribution of any sector. Investments in the Consumer Staples sector contributed -1.4% to overall Fund return, the most negative contribution of any sector, and held an average weight of 13.9%.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (December 31, 2015 to December 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of December 31, 2025)	1 Year	5 Year	10 Year
First Trust Value Line® Dividend Index Fund	8.19%	7.95%	9.23%
Value Line® Dividend Index	8.96%	8.72%	10.07%
S&P 500® Index	17.88%	14.42%	14.82%
S&P 500® Value Index	13.19%	12.96%	11.73%
Dow Jones U.S. Select Dividend Index	12.12%	12.43%	10.83%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/FVD for more recent performance information.
Net Assets	$ 8,386,101,858
Holdings Count | Holding	238
Advisory Fees Paid, Amount	$ 43,421,562
Investment Company Portfolio Turnover	65.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of December 31, 2025)
Fund net assets	$8,386,101,858
Total number of portfolio holdings	238
Total advisory fee paid	$43,421,562
Portfolio turnover rate	65%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of December 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
BCE, Inc.	0.4%
TELUS Corp.	0.4%
T-Mobile US, Inc.	0.4%
Takeda Pharmaceutical Co., Ltd., ADR	0.4%
Motorola Solutions, Inc.	0.4%
Pembina Pipeline Corp.	0.4%
Rogers Communications, Inc., Class B	0.4%
Dominion Energy, Inc.	0.4%
Comcast Corp., Class A	0.4%
AT&T, Inc.	0.4%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
BCE, Inc.	0.4%
TELUS Corp.	0.4%
T-Mobile US, Inc.	0.4%
Takeda Pharmaceutical Co., Ltd., ADR	0.4%
Motorola Solutions, Inc.	0.4%
Pembina Pipeline Corp.	0.4%
Rogers Communications, Inc., Class B	0.4%
Dominion Energy, Inc.	0.4%
Comcast Corp., Class A	0.4%
AT&T, Inc.	0.4%

C000029773 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Dow Jones Select MicroCap Index Fund
Class Name	First Trust Dow Jones Select MicroCap Index Fund
Trading Symbol	FDM
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust Dow Jones Select MicroCap Index Fund (the “Fund”) for the year of January 1, 2025 to December 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FDM. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FDM
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Dow Jones Select MicroCap Index Fund	$67	0.61%(1)
(1)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.60%.

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.61%	[19]
Extraordinary Expenses Footnote [Text Block]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.60%.
Expenses Excluding Extraordinary Expenses, Percent	0.60%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 18.62% during the 12 months ended December 31, 2025. The Fund outperformed its benchmark, the Russell 2000® Index, which returned 12.81% for the same Period.
During the Period, investments in the Financials sector received the greatest allocation of any sector, with an average weight of 33.5% and contributed 7.7% to overall Fund return, the greatest contribution of any sector. Investments in the Communication Services sector contributed -1.4% to overall Fund return, the most negative contribution of any sector, and held an average weight of 2.5%.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (December 31, 2015 to December 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of December 31, 2025)	1 Year	5 Year	10 Year
First Trust Dow Jones Select MicroCap Index Fund	18.62%	12.48%	10.90%
Dow Jones Select MicroCap IndexSM	19.45%	13.20%	11.65%
Russell 2000® Index	12.81%	6.09%	9.62%
Russell 3000® Index	17.15%	13.15%	14.29%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/FDM for more recent performance information.
Net Assets	$ 215,165,534
Holdings Count | Holding	153
Advisory Fees Paid, Amount	$ 840,056
Investment Company Portfolio Turnover	83.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of December 31, 2025)
Fund net assets	$215,165,534
Total number of portfolio holdings	153
Total advisory fee paid	$840,056
Portfolio turnover rate	83%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of December 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Stoke Therapeutics, Inc.	2.4%
TETRA Technologies, Inc.	1.8%
GigaCloud Technology, Inc., Class A	1.5%
Deluxe Corp.	1.5%
Plymouth Industrial REIT, Inc.	1.4%
Ameresco, Inc., Class A	1.3%
Horizon Bancorp, Inc.	1.3%
Universal Insurance Holdings, Inc.	1.2%
Central Pacific Financial Corp.	1.2%
Hanmi Financial Corp.	1.2%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Stoke Therapeutics, Inc.	2.4%
TETRA Technologies, Inc.	1.8%
GigaCloud Technology, Inc., Class A	1.5%
Deluxe Corp.	1.5%
Plymouth Industrial REIT, Inc.	1.4%
Ameresco, Inc., Class A	1.3%
Horizon Bancorp, Inc.	1.3%
Universal Insurance Holdings, Inc.	1.2%
Central Pacific Financial Corp.	1.2%
Hanmi Financial Corp.	1.2%

C000030477 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Nasdaq-100Select Equal Weight ETF
Class Name	First Trust Nasdaq-100Select Equal Weight ETF
Trading Symbol	QQEW
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust Nasdaq-100 Select Equal Weight ETF (the “Fund”) for the year of January 1, 2025 to December 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/QQEW. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during or after the reporting period.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/QQEW
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Nasdaq-100 Select Equal Weight ETF	$61	0.57%(1)
(1)	Prior to December 22, 2025, the Fund had a non-unitary fee structure. Effective December 22, 2025, the Fund began charging an annual unitary management fee of 0.55%.

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.57%	[20]
Extraordinary Expenses Footnote [Text Block]	Prior to December 22, 2025, the Fund had a non-unitary fee structure. Effective December 22, 2025, the Fund began charging an annual unitary management fee of 0.55%.
Expenses Excluding Extraordinary Expenses, Percent	0.55%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 14.33% during the 12 months ended December 31, 2025. The Fund underperformed its benchmark, the Nasdaq-100 Index®, which returned 21.02% for the same Period.
During the Period, investments in the Information Technology sector received the greatest allocation of any sector, with an average weight of 41.0% and contributed 9.2% to overall Fund return, the greatest contribution of any sector. Investments in the Industrials sector contributed -0.8% to overall Fund return, the most negative contribution of any sector, and held an average weight of 11.1%.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (December 31, 2015 to December 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of December 31, 2025)	1 Year	5 Year	10 Year
First Trust Nasdaq-100 Select Equal Weight ETF	14.33%	7.66%	13.18%
Nasdaq-100 Select Equal WeightTMIndex(1) (2)	N/A	N/A	N/A
Nasdaq-100 Equal WeightedTM Index	14.99%	8.20%	13.81%
S&P 500® Index	17.88%	14.42%	14.82%
Nasdaq-100 Index®	21.02%	15.30%	19.70%
(1)	Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.
(2)
On December 22, 2025, the Fund’s underlying index changed from the Nasdaq-100 Equal WeightedTM Index to the Nasdaq-100 Select Equal WeightTM Index. Therefore, the Fund’s performance and historical returns shown for the periods prior to this date are not necessarily indicative of the performance that the Fund, based on its current index, would have generated.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	On December 22, 2025, the Fund’s underlying index changed from the Nasdaq-100 Equal WeightedTM Index to the Nasdaq-100 Select Equal WeightTM Index. Therefore, the Fund’s performance and historical returns shown for the periods prior to this date are not necessarily indicative of the performance that the Fund, based on its current index, would have generated.
Material Change Date	Dec. 22, 2025
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/QQEW for more recent performance information.
Net Assets	$ 1,882,453,550
Holdings Count | Holding	53
Advisory Fees Paid, Amount	$ 7,528,318
Investment Company Portfolio Turnover	58.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of December 31, 2025)
Fund net assets	$1,882,453,550
Total number of portfolio holdings	53
Total advisory fee paid	$7,528,318
Portfolio turnover rate	58%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of December 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
PDD Holdings, Inc., ADR	2.1%
T-Mobile US, Inc.	2.1%
CoStar Group, Inc.	2.1%
NVIDIA Corp.	2.1%
Verisk Analytics, Inc.	2.1%
Broadcom, Inc.	2.0%
ASML Holding N.V.	2.0%
MercadoLibre, Inc.	2.0%
Atlassian Corp., Class A	2.0%
AstraZeneca PLC, ADR	2.0%
Sector Allocation
Any amount shown as 0.0% represents less than 0.1%.
Repurchase agreements are held as collateral for securities lending arrangements.

Largest Holdings [Text Block]
Top Ten Holdings
PDD Holdings, Inc., ADR	2.1%
T-Mobile US, Inc.	2.1%
CoStar Group, Inc.	2.1%
NVIDIA Corp.	2.1%
Verisk Analytics, Inc.	2.1%
Broadcom, Inc.	2.0%
ASML Holding N.V.	2.0%
MercadoLibre, Inc.	2.0%
Atlassian Corp., Class A	2.0%
AstraZeneca PLC, ADR	2.0%

Material Fund Change [Text Block]
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/QQEW or upon request at 1-800-621-1675 or info@ftportfolios.com.
Effective December 22, 2025, the Fund’s name changed to “First Trust Nasdaq-100 Select Equal Weight ETF.” During the fiscal year ended December 31, 2025, the Fund changed its investment objective to track the Nasdaq-100 Select Equal WeightTM Index and entered into a new investment management agreement that established a unitary fee structure. In connection with the unitary fee structure, the Advisor will receive a management fee starting at an annual rate equal to 0.55% of the Fund’s average daily net assets (subject to reduction at certain levels of Fund assets, if applicable). Both changes were approved by the Fund’s shareholders.

Material Fund Change Name [Text Block]	Effective December 22, 2025, the Fund’s name changed to “First Trust Nasdaq-100 Select Equal Weight ETF.”
Material Fund Change Objectives [Text Block]	During the fiscal year ended December 31, 2025, the Fund changed its investment objective to track the Nasdaq-100 Select Equal WeightTM Index and entered into a new investment management agreement that established a unitary fee structure.
Material Fund Change Expenses [Text Block]	In connection with the unitary fee structure, the Advisor will receive a management fee starting at an annual rate equal to 0.55% of the Fund’s average daily net assets (subject to reduction at certain levels of Fund assets, if applicable). Both changes were approved by the Fund’s shareholders.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/QQEW or upon request at 1-800-621-1675 or info@ftportfolios.com.

Updated Prospectus Phone Number	1-800-621-1675
Updated Prospectus Email Address	info@ftportfolios.com
Updated Prospectus Web Address	www.ftportfolios.com/fund-documents/etf/QQEW
C000033930 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Dow Jones Internet Index Fund
Class Name	First Trust Dow Jones Internet Index Fund
Trading Symbol	FDN
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust Dow Jones Internet Index Fund (the “Fund”) for the year of January 1, 2025 to December 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FDN. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FDN
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Dow Jones Internet Index Fund	$53	0.50%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 10.59% during the 12 months ended December 31, 2025. The Fund underperformed its benchmark, the S&P Composite 1500® Information Technology Index, which returned 23.81% for the same Period.
During the Period, investments in the Information Technology sector received the greatest allocation of any sector, with an average weight of 34.7% and contributed 1.2% to overall Fund return. With an average weight of 32.0%, investments in the Communication Services sector contributed 8.9% to overall Fund return, the greatest contribution of any sector. Investments in the Financials sector contributed -1.2% to overall Fund return, the most negative contribution of any sector, and held an average weight of 3.0%.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (December 31, 2015 to December 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of December 31, 2025)	1 Year	5 Year	10 Year
First Trust Dow Jones Internet Index Fund	10.59%	4.86%	13.69%
Dow Jones Internet Composite IndexSM	11.15%	5.38%	14.29%
S&P 500® Index	17.88%	14.42%	14.82%
S&P Composite 1500® Information Technology Index	23.81%	20.50%	23.89%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/FDN for more recent performance information.
Net Assets	$ 6,554,761,247
Holdings Count | Holding	43
Advisory Fees Paid, Amount	$ 27,413,907
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of December 31, 2025)
Fund net assets	$6,554,761,247
Total number of portfolio holdings	43
Total advisory fee paid	$27,413,907
Portfolio turnover rate	15%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of December 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Meta Platforms, Inc., Class A	10.3%
Amazon.com, Inc.	10.1%
Netflix, Inc.	8.5%
Cisco Systems, Inc.	6.5%
Alphabet, Inc., Class A	5.5%
Booking Holdings, Inc.	4.6%
Salesforce, Inc.	4.6%
Arista Networks, Inc.	4.5%
Alphabet, Inc., Class C	4.4%
DoorDash, Inc., Class A	3.6%
Sector Allocation
Repurchase agreements are held as collateral for securities lending arrangements.

Largest Holdings [Text Block]
Top Ten Holdings
Meta Platforms, Inc., Class A	10.3%
Amazon.com, Inc.	10.1%
Netflix, Inc.	8.5%
Cisco Systems, Inc.	6.5%
Alphabet, Inc., Class A	5.5%
Booking Holdings, Inc.	4.6%
Salesforce, Inc.	4.6%
Arista Networks, Inc.	4.5%
Alphabet, Inc., Class C	4.4%
DoorDash, Inc., Class A	3.6%

C000257115 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest Bitcoin Strategy Floor15 ETF - April
Class Name	FT Vest Bitcoin Strategy Floor15 ETF - April
Trading Symbol	BFAP
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FT Vest Bitcoin Strategy Floor15 ETF - April (the “Fund”) for the period of April 3, 2025 (commencement of investment operations) to December 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/BFAP. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/BFAP
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest Bitcoin Strategy Floor15 ETF - April	$70(1)	0.90%(2)
(1)	The Fund commenced investment operations on April 3, 2025. Had the Fund been in operation for a complete fiscal year, the cost of a $10,000 investment would have been higher.
(2)	Annualized.

Expenses Paid, Amount	$ 70	[21]
Expense Ratio, Percent	0.90%	[22]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 7.05% for the period from the Fund’s inception on April 3, 2025 through December 31, 2025. The Fund outperformed its benchmark, the Bloomberg Bitcoin Index, which returned 6.62% for the same Period.
This outperformance was due to the following:
Fund Net Asset Value Performance Attributed to*:
Changes in Reference Asset	2.02%
Changes in other Variables	5.70%
Expenses (pro-rated annual expense ratio)	-0.67%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the Fund’s Reference Asset. The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (April 3, 2025 to December 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of December 31, 2025)	Since Inception (4/3/25)
FT Vest Bitcoin Strategy Floor15 ETF - April	7.05%
Bloomberg Bitcoin Index	6.62%
S&P 500® Index	28.04%

Performance Inception Date	Apr. 03, 2025
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/BFAP for more recent performance information.
Net Assets	$ 1,816,093
Holdings Count | Holding	9
Advisory Fees Paid, Amount	$ 36,427
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of December 31, 2025)
Fund net assets	$1,816,093
Total number of portfolio holdings	9
Total advisory fee paid	$36,427
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of December 31, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	1.3%
Purchased Options	1,161.6%
Written Options	(1,062.8%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

C000264342 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest Bitcoin Strategy Floor15 ETF - October
Class Name	FT Vest Bitcoin Strategy Floor15 ETF - October
Trading Symbol	BFOC
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FT Vest Bitcoin Strategy Floor15 ETF - October (the “Fund”) for the period of September 30, 2025 (commencement of investment operations) to December 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/BFOC. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/BFOC
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest Bitcoin Strategy Floor15 ETF - October	$22(1)	0.90%(2)
(1)	The Fund commenced investment operations on September 30, 2025. Had the Fund been in operation for a complete fiscal year, the cost of a $10,000 investment would have been higher.
(2)	Annualized.

Expenses Paid, Amount	$ 22	[23]
Expense Ratio, Percent	0.90%	[24]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned -8.94% for the period from the Fund’s inception on September 30, 2025 through December 31, 2025. The Fund outperformed its benchmark, the Bloomberg Bitcoin Index, which returned -23.56% for the same Period.
This outperformance was due to the following:
Fund Net Asset Value Performance Attributed to*:
Changes in Reference Asset	-7.31%
Changes in other Variables	-1.40%
Expenses (pro-rated annual expense ratio)	-0.23%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the Fund’s Reference Asset. The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (September 30, 2025 to December 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of December 31, 2025)	Since Inception (9/30/25)
FT Vest Bitcoin Strategy Floor15 ETF - October	-8.94%
Bloomberg Bitcoin Index	-23.56%
S&P 500® Index	2.66%

Performance Inception Date	Sep. 30, 2025
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/BFOC for more recent performance information.
Net Assets	$ 8,203,375
Holdings Count | Holding	9
Advisory Fees Paid, Amount	$ 9,616
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of December 31, 2025)
Fund net assets	$8,203,375
Total number of portfolio holdings	9
Total advisory fee paid	$9,616
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of December 31, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	1.9%
Purchased Options	1,456.2%
Written Options	(1,358.0%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

[1]	The Fund commenced investment operations on April 2, 2025. Had the Fund been in operation for a complete fiscal year, the cost of a $10,000 investment would have been higher.
[2]	Annualized.
[3]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.95%.
[4]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.60%.
[5]	Excludes any Acquired Fund Fees and Expenses of underlying investment companies in which the Fund invests.
[6]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
[7]	The Fund commenced investment operations on June 30, 2025. Had the Fund been in operation for a complete fiscal year, the cost of a $10,000 investment would have been higher.
[8]	Annualized.
[9]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.60%.
[10]	Excludes any Acquired Fund Fees and Expenses of underlying investment companies in which the Fund invests.
[11]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.50%.
[12]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.60%.
[13]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.60%.
[14]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.65%.
[15]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.70%.
[16]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.60%.
[17]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
[18]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.50%.
[19]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.60%.
[20]	Prior to December 22, 2025, the Fund had a non-unitary fee structure. Effective December 22, 2025, the Fund began charging an annual unitary management fee of 0.55%.
[21]	The Fund commenced investment operations on April 3, 2025. Had the Fund been in operation for a complete fiscal year, the cost of a $10,000 investment would have been higher.
[22]	Annualized.
[23]	The Fund commenced investment operations on September 30, 2025. Had the Fund been in operation for a complete fiscal year, the cost of a $10,000 investment would have been higher.
[24]	Annualized.